Offerings	Apr. 02, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share, issuable under the Decoy Therapeutics Inc. 2026 Equity Incentive Plan
Amount Registered | shares	91,667
Proposed Maximum Offering Price per Unit	6.465
Maximum Aggregate Offering Price	$ 592,627.155
Fee Rate	0.01381%
Amount of Registration Fee	$ 81.85
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers such additional and indeterminate number of shares of common stock, par value $0.0001 per share (the “Common Stock”), of Decoy Therapeutics Inc. (the “Registrant”) as may become issuable pursuant to the provisions of the Decoy Therapeutics Inc. 2026 Equity Incentive Plan (the “2026 Plan”) and the Decoy Therapeutics Inc. 2020 Equity Incentive Plan (the “2020 Plan”) by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the Registrant’s receipt of consideration which results in an increase in the number of outstanding shares of Common Stock.
(2)
The fee for the shares registered for issuance under the 2026 Plan is calculated pursuant to Rule 457(c) under the Securities Act because no awards with a fixed exercise price have been granted under the 2026 Plan as of the date of this filing. To the extent that awards with a fixed exercise price are granted under the 2026 Plan in the future, the fee for such shares would be calculated pursuant to Rule 457(h) under the Securities Act.
(3)
Represents 91,667 shares of Common Stock reserved for issuance under the 2026 Plan, which was approved by the Registrant’s stockholders on February 24, 2026. The initial share reserve of 1,100,000 shares has been adjusted to reflect the Registrant’s 1-for-12 reverse stock split effected on March 6, 2026.
(4)
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based on a price of $6.465 per share, which represents the average of the high and low prices of the Registrant’s Common Stock as reported on the Nasdaq Capital Market on March 31, 2026, which date is within five business days prior to the filing of this Registration Statement.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share, issuable upon exercise of options assumed under the Decoy Therapeutics Inc. 2020 Equity Incentive Plan
Amount Registered | shares	13,615
Proposed Maximum Offering Price per Unit	380.73
Maximum Aggregate Offering Price	$ 5,183,638.95
Fee Rate	0.01381%
Amount of Registration Fee	$ 715.87
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers such additional and indeterminate number of shares of common stock, par value $0.0001 per share (the “Common Stock”), of Decoy Therapeutics Inc. (the “Registrant”) as may become issuable pursuant to the provisions of the Decoy Therapeutics Inc. 2026 Equity Incentive Plan (the “2026 Plan”) and the Decoy Therapeutics Inc. 2020 Equity Incentive Plan (the “2020 Plan”) by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the Registrant’s receipt of consideration which results in an increase in the number of outstanding shares of Common Stock.
(5)
Pursuant to Rule 457(h) under the Securities Act, the proposed maximum offering price per share and the maximum aggregate offering price for shares issuable upon exercise of options assumed under the 2020 Plan are calculated on the basis of the weighted average exercise price of the 13,615 outstanding options assumed by the Registrant in connection with its merger with Decoy Therapeutics Inc., a Delaware corporation, pursuant to the Agreement and Plan of Merger dated January 10, 2025, as amended. The number of shares and per share exercise price of each assumed option were adjusted in accordance with the terms of the Merger Agreement and the Registrant’s subsequent reverse stock split. The weighted average exercise price is $380.73 per share.